Securities Act Registration No. 333 -20635

Investment Company Act Registration No. 811 -08037

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___ ☐

Post-Effective Amendment No. 130 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No. 131 ☒

ADVISORONE FUNDS

17645 Wright Street

Omaha, NE 68130

(402) 493-3313

Mike Forker, Secretary

Copies to:

Kevin Wolf	JoAnn Strasser,Esq.
Executive Vice President	Thompson Hine LLP
Gemini Fund Services, LLC	41 South High Street, 17th Floor
80 Arkay Drive, Suite 110	Columbus, Ohio 43215
Hauppauge, New York 11788-0132

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to Rule 485, paragraph (b)
[ ]	on _______________ pursuant to Rule 485, paragraph (b)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a) (i)
[ ]	on [date] pursuant to Rule 485, paragraph (a) (i)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a) (ii)
[ ]	pursuant to Rule 485, paragraph (a) (ii)
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, CLS Global Aggressive Equity Fund, CLS Shelter Fund and the CLS Strategic Global Equity Fund, each a series of the Registrant.

This Post-Effective Amendment No. 130 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 127 to the Trust’s Registration Statement filed with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act of 1933, as amended, on August 28, 2019 (SEC Accession No 0001580642-19-003989).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this Post-Effective Amendment No. 130 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, State of Nebraska, on September 13, 2019.

ADVISORONE FUNDS

                                          (Registrant)

                                          By:/s/ Ryan Beach

              Ryan Beach, President

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

By:

Todd Clarke*                                          Interested Trustee                                                          September 13, 2019

Larry A. Carter*                                   Trustee                                                                              September 13, 2019

John W. Davidson *                             Trustee                                                                               September 13, 2019

 Edward D. Foy*                                     Trustee                                                                                September 13,2019

 Gary Lanzen*                                         Trustee                                                                               September 13, 2019

                                                                   Principal Financial Officer & Treasurer                        September 13, 2019

Reid Peters*

_/s/ Ryan Beach

Ryan Beach                                               Pricipal Executive Officer                                               September 13, 2019

By: /s/ Mike Forker

Mike Forker

Attorney-in-Fact

September 13, 2019

*Pursuant to Powers of Attorney, previously filed in Post-Effective Amendment No. 116 on August 17, 2018 and in Post-Effective Amendment No. 127 on August 28, 2019.

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase